SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	$ 19,471,159	$ 20,159,165
Allowance for credit losses	(11,407,879)	(10,957,920)
Accounts Receivable - related parties, net	8,063,280	9,201,245
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	14,814,842	14,617,746
Allowance for credit losses	(14,184,067)	(14,526,375)
Accounts Receivable - related parties, net	$ 630,775	$ 91,371